Exhibit 99.34

EXHIBIT D

SAMPLE FORM 15-E

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM ABS DUE DILIGENCE 15-E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-back security to comply with Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1 – Identity of the person providing third-party due diligence services

Inglet Blair, LLC

8601 Ranch Road 2222

Ste. 1-140

Austin, TX 78730

Item 2 – Identity of the person who paid the person to provide due diligence services

Name of Issuer: Onslow Bay Financial LLC	Address of Issuer: 1211 Avenue of Americas, 41st Floor, New York, NY 10036

Item 3 – The manner and scope of the due diligence provided by the third party is intended to satisfy the published criteria for due diligence for each NRSRO listed in following table.

Identity of NRSRO	Title and Date of Criteria
Fitch Rating Agency, Inc.	U.S. RMBS Originator Review and Third-Party Due Diligence Criteria, dated April 27, 2012 and U.S. RMBS Qualified and Non-Qualified Mortgage Criteria, dated March 17, 2014 and Fitch’s U.S. RMBS Master Rating Criteria dated, January 21, 2016 and U.S. RMBS Master Rating Criteria, dated June 27, 2016, and U.S. RMBS Master Rating Criteria, dated December 1, 2016, and U.S. RMBS Rating Criteria dated June 22, 2017.
DBRS Bond Rating Agency, Inc.	DBRS Third-Party Due Diligence Criteria for U.S. RMBS Transactions, dated September 2014.
Morningstar Credit Ratings	Morningstar U.S. RMBS General Ratings Methodology, dated January 2017 Version 1.0

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Item 4 - Description of the due diligence services

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the organization of the assets conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review as conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

Item 5 – Summary of findings and conclusions of review

Provide a summary of the findings and conclusion that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in item 2. This should be attached to the Form and contain the heading “Item 5”.

Certification

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in item 1 of the Form conducted a thorough review in performing the due diligence described in item 4 attached to this form and that the information and statements contained in this Form, including items 4 and 5, which are part of this Form are accurate in all significant respects.

Inglet Blair, LLC

By:	Craig Inglet
	(Print name of duly authorized person)	(Signature)

Date:	September 3, 2020

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Executive Summary

4. Description of the Due Diligence Services

1.	Type of Assets Reviewed

Inglet Blair, LLC (“IB”) performed certain due diligence review services (the “Review”), as defined herein. The loans reviewed were originated from May 2016 to March 2020 and were collateralized by residential real estate and small balance commercial properties purchased by the applicable mortgagors for the purpose of generating rental income (the “Loans”). The Loans were acquired by Onslow Bay Financial, LLC (the “Client”) from lenders and/or aggregators (the “Seller”), via bulk acquisition, delegated correspondent channel or reliance letter. The information provided below represents the approach and methodology used at the time of original acquisition by the Seller.

2.	Sample Size of Assets Reviewed

This report reflects 81 Loans selected by the Client to include in OBX 2020-EXP3 (the “Securitization”). Client did not disclose to IB if additional loans are included in the Securitization. While the Client may have included additional loans in the Securitization, such loans were not subject to the Review referenced herein. IB reviewed 100% of the Loans provided by the Client and can only assume the sample size was 100%.

3.	Sample Size Determination

The Client, in its sole discretion, determined the Loans to be reviewed by IB. As noted in Section 2 above, Client provided IB with 81 Loans, all of which were reviewed by IB. Therefore, IB used no sampling methodology in its Review.

4.	Information and Data Integrity

IB was provided certain data elements (the “Tape Data”), which were supplied by the Seller. The Seller aggregated the Tape Data from the various lenders. Each lender did not supply Seller with uniform Tape Data; thus, individual Loan Tape Data may not have included all data elements as detailed below in this Section 4. IB subsequently mapped and compared the Tape Data to information contained in each Loan file. When the data was provided, IB compared the following fields:

Field Name
Amortization Type	DTI
Appraised Value	First Payment Date
ARM Initial Adjustment Period	Interest Only Flag
ARM Initial Rate Cap	Lien Position
ARM Lookback Period	Loan Purpose
ARM Margin	Loan Term
ARM Maximum Interest Rate	LTV
ARM Minimum Interest Rate	Note Date
ARM Payment Change Frequency	Occupancy
ARM Periodic Rate Cap	Original Interest Rate
ARM Periodic Rate Cap at first Adjustment Down	Original Principal and Interest
ARM Periodic Rate Cap at first Adjustment Up	Original Principal Balance

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ARM Rate Cap at first Adjustment Down	Property Type
ARM Rate Cap at first Adjustment Up	Representative Credit Score
ARM Rate Change Frequency	Residual Income
ATR/QM Designation	Sales Price
Borrower First Name	Subject Address
Borrower Last Name	Subject City
CLTV	Subject State
Doc Type	Subject Zip Code

5.	Underwriting, Origination Practices and Conformity to Guidelines and/or Criteria

Each Loan was reviewed to the applicable guideline, matrix and/or finding report, produced by an Automated Underwriting System (“AUS”), as provided to IB. Depending on the applicable guideline requirements, IB verified, recalculated and compared certain metrics and attributes:

-	Debt to Income (“DTI”)
-	Debt Service Coverage Ratio (“DSCR”)
-	Loan to Value (“LTV”) / Combined Loan to Value (“CLTV”)
-	Lien Position
-	Gross Income
-	Qualifying Principal, Interest, Taxes and Insurance (“PITI”) payment
-	Assets and Reserves
-	Monthly debt service
-	Residual Income
-	Occupancy
-	Property Type

To the extent prescribed by the applicable guidelines, every Loan received an evaluation of the applicable borrower’s employment, income, assets and credit history as follows:

Employment and Income:

-	Meets the guidelines and, as applicable, regulatory documentation requirements
-	Creditor income calculations are reasonable and as prescribed by the applicable guidelines
-	Ensure borrower(s) is/are currently employed

Assets

-	Confirm asset source and documentation requirements
-	Re-calculate gross, net and liquid asset balances
-	Incorporate gift funds and sourcing documentation
-	Confirm and calculate reserve calculations

Credit Report

-	Determine representative Credit Score and Methodology
-	Number of tradelines
-	Maximum amount of open tradelines
-	Mortgage/Rental payment history
-	Installment and Revolving payment history
-	Bankruptcy and Foreclosure seasoning
-	OFAC Alert(s)

Credit Application (FNMA Form 1003)

-	Substantially complete

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-	Employer and employment status
-	Confirmation of loan purpose and occupancy
-	Disposition and status of Real Estate Owned (REO)
-	First time home buyer status
-	Citizenship and eligibility

Title Review - For each Loan the title commitment or, if present, final title policy was reviewed to confirm:

-	Vestee(s)
-	Title interest – Fee Simple or Leasehold
-	Tax liens, encumbrances, encroachments and/or other title defects were satisfied or addressed

Fraud Report – IB reviewed each Loan file for the presence of a fraud report with all material findings addressed surrounding borrower name variances, social security number discrepancies, subject-property occupancy or employment history.

Hazard and Flood Insurance – Each Loan was reviewed to ensure that (i) each hazard policy limit met the applicable guideline requirement (ii) the property address was correct (iii) the premium was accurately reflected in the DTI calculation and (iv) escrowed where required.

Similarly, where the flood certificate indicates the property improvements were located in a flood zone, IB confirmed the coverage met the guideline requirements and, where applicable, the premium escrowed.

Closing/Legal Documents – All Loans received a review of the closing documentation. This includes the note, mortgage (and applicable riders), assignments, mortgage insurance certificates, underwriter approvals, and HUD-1 or Closing Disclosure, as applicable, are executed by all applicable parties and generally convey the terms of the Loan.

The information and findings provided herein were based on the information provided in the loan file images presented at the time of review.

6.	Collateral Review and Methodology

To establish reasonable support for the original appraised value, each qualifying appraisal was accompanied by one of the following: (i) an existing desk review report provided by the originator (or issuer), (ii) a second full appraisal (typically required by the guidelines) (iii) a FNMA Collateral Underwriter (“CU”) analysis with a score of 2.5 or less. In the event a loan did not contain any of the supplemental documentation, IB ordered a desk review or field review to fulfill the requirement. If any of the supplemental material(s) had an estimate of value that was lower than the original appraised value by 10% (or more), a field review (or suitable alternative) was obtained.

Each Loan was analyzed to confirm it was sufficiently collateralized by real property, and each appraisal was audited to address the following FIRREA/USPAP rules and standards:

a.	Was the appraisal prepared for a financial services institution?
b.	Does the appraisal state the definition of Market Value?
c.	Does the appraisal indicate the appraiser’s license or certification, number and expiration date?
d.	Does the appraisal disclose any extraordinary assumptions, hypothetical conditions? Does the appraisal include a statement of assumptions and limiting conditions?
i.	If yes, do the items appear to be reasonable?
e.	Is a minimum 3-year subject sale history included?
f.	Does the report state the effective date of the appraisal?
g.	Does the appraisal summarize the process used to collect, confirm, and report data?
h.	Does the appraisal state the subject’s highest and best use?
i.	Does the appraisal clearly identify the real estate being appraised?
j.	Does the appraisal state the real property interest being appraised?
k.	Does the report contain sufficient information?

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l.	Was the appraisal reported on a FNMA appraisal form?
i.	If yes, was the form materially complete?
m.	Which of the industry recognized methods of valuation were included that may have been utilized to support the institution's decision to engage in the transaction?
i.	Direct Sales Comparison Approach, Cost Approach, or Income Approach?
ii.	If any of these approaches have been omitted or excluded, is there sufficient explanation provided as to why?

7.	Regulatory Compliance Review to Federal, State and Local Lending Laws

All Loans deemed to be consumer purpose loans were submitted to an automated regulatory compliance review. The system tested each applicable Loan for adherence to certain federal, state and local consumer protection laws related to mortgage lending. For the twenty-seven (27) loans deemed to be business purpose, there was no compliance testing completed and a compliance grade of “A” was assigned.

All applicable tests and disclosure reviews were graded in accordance with the SFA RMBS 3.0 TRID Compliance Review Scope. This scope and the grading may change from time-to-time, and this review reflects the current and prevailing industry practices at the time of review.

Depending on a loans attributes, the following represent the tests performed where applicable:

-	Federal Truth in Lending Act– Regulation Z
o	Consumer Handbook on Adjustable Rate Mortgages (1026.19(b)(1))
•	Confirm acknowledgement of receipt by the borrower or documentary evidence disclosure was delivered to the borrower(s)
o	Your Home Loan Toolkit (1026.19(g)(1))
•	Confirm acknowledgement of receipt by the borrower or documentary evidence disclosure was delivered to the borrower(s)
•	Provided within 3 business days of application
o	Federal High-cost (1026.32)
•	Identify points and fees and/or APR threshold test failures
•	Prepayment Penalty restrictions
o	Higher-priced Mortgage Loans (1026.35)
•	APR Threshold with the corresponding appraisal and escrow requirements
o	Right of Rescission (1026.23)
•	Review accuracy, timing and content of disclosure(s)
•	Confirm all requisite consumers received notice and correct form
o	Qualified Mortgage Rule (1026.43(e))
•	Perform points and fees test to confirm 3% threshold
•	Adherence to Appendix Q and DTI below 43%
•	Loan does not contain “risky feature” (IO, Negative Amortization, etc.)
•	Contain a valid and approved AUS
•	Ability-to-Repay (“ATR”) (1026.43(c)(2) – IB reviewed each Loan for the applicable mortgagor’s ability to repay; however, there is no representation or warranty, implied or otherwise, that a court (or other administrative/legislative authority) will agree with the determination. IB objectively confirmed the following eight (8)-factors had been considered and, where applicable, documented:

•	(i) The consumer's current or reasonably expected income or assets, other than the value of the dwelling, including any real property attached to the dwelling, that secures the loan;
•	(ii) If the creditor relies on income from the consumer's employment in determining repayment ability, the consumer's current employment status;

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•	(iii) The consumer's monthly payment on the covered transaction, calculated in accordance with paragraph (c)(5) of this section;
•	(iv) The consumer's monthly payment on any simultaneous loan that the creditor knows or has reason to know will be made, calculated in accordance with paragraph (c)(6) of this section;
•	(v) The consumer's monthly payment for mortgage-related obligations;
•	(vi) The consumer's current debt obligations, alimony, and child support;
•	(vii) The consumer's monthly debt-to-income ratio or residual income in accordance with paragraph (c)(7) of this section; and
•	(viii) The consumer's credit history.
o	TRID (1026.36, 37)
o	Loan Estimate (“LE”)
•	Initial LE was provided within three (3) business days of application as provided by the broker or creditor and loan does not consummate within seven (7) business days of receipt
•	Provided within three (3) business days of a valid Change of Circumstance
•	Complete in all material respects
•	Contains NMLS ID
•	Confirm the “In 5 Years” calculation is not over disclosed
o	Final Closing Disclosure (“CD”)
•	Confirm creditor provided CD no later than three (3) business days of consummation and confirm all relevant fields are complete
•	Ensure technical requirements are met – Rounding, Alphabetization, Number of Fees per category and title fees properly labeled
•	Recalculation of the Finance Charge, Amount Financed, Total of Payments (“TOP”), and Total Interest Payments (“TIP”)
•	Projected Payments - Re-calculation of Principal and Interest payment(s), verified escrow and insurance payments, interest only periods and final balloon payments are present and displayed in the correct number of columns
•	Adjustable Interest Rate and Adjustable Payment Tables are present, complete and accurate, if applicable
•	No fee charged for preparation of LE or CD
•	Fee descriptions conform with clear and conspicuous standard
•	Loan terms match that of the subject loan – balance, rate, term, prepayment penalty
•	Loan Disclosures section is complete – Late Payment matches the note and the escrow section is consistent within the disclosure
o	Fee and Tolerance Testing - Zero and ten percent (10.0%) tolerance testing, including the presence, timing and a validation of a change of circumstance and corresponding fee changes
o	Evidence Service Provider List and Your Home Loan Toolkit, if applicable, were provided or present in the loan file
o	LE and CD form(s) provided to the borrower are consistent across the loan process
o	NMLS ID is present on the loan application, note, security instrument, LE and CD, as applicable
o	Items not tested, include but are not limited to:
•	Categorization of fees in the appropriate section
•	Accuracy of information for fields not expressly stated above
•	Presence and accuracy of the Seller’s Transaction columns on the Seller’s columns
o	State High-cost and Predatory lending regulations
o	RESPA disclosures
•	Confirm GFE and HUD-1
•	Special Information Booklet
•	Notice of Servicing Transfer
•	Affiliated Business Arrangement Disclosure

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•	Homeownership Counseling Disclosures
o	Equal Credit Opportunity Act
•	Presence, acknowledgement and timing of the Right to Receive Copy of Appraisal Disclosure

Structured Finance Association (“SFA”) organized and led an initiative to establish a framework for Third-Party Reviewer’s (“TPR”) to evaluate and grade loans subject to the Know Before You Owe Act, also commonly referred to as TILA-RESPA Integrated Disclosure (“TRID”). While all grades and conclusions are established in good faith, the grading scheme materiality and impact for certain exceptions may change from time to time, and thus, all reports contain Interpretation Risk. Under no circumstance should the Client, any potential investors or other individual party solely rely on the interpretations made by IB, SFA, or its outside counsel.

Please be advised that IB is not a law firm, does not employ personnel who are licensed to practice law and the exceptions, observations and conclusions provided by IB are not legal opinions. IB relies upon the advice of outside counsel, informal advice of regulators and industry practice to determine materiality.

TRID Tested	No. of Loans	% of Population
No	27	33.33%
Yes	54	66.67%
Total	81	100%

8.	Any Other Type of Review

There was no other review performed.

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5. Summary of Finding and Conclusions of Review

The following tables represent the final NRSRO overall and component grades. The Overall grade is comprised of the lowest of the component grades.

NRSRO Final Grade	No. of Loans	% of Population
A	51	62.96%
B	27	33.33%
C	3	3.70%
Total	81	100%

NRSRO Final Credit Grade	No. of Loans	% of Population
A	67	82.72%
B	14	17.28%
Total	81	100%

NRSRO Final Compliance Grade	No. of Loans	% of Population
A	62	76.54%
B	19	23.46%
Total	81	100%

NRSRO Final Property Grade	No. of Loans	% of Population
A	77	95.06%
B	1	1.23%
C	3	3.70%
Total	81	100%

The following tables represent certain key attributes of the Loans and their frequency amongst the loan population.

Amortization Type	No. of Loans	% of Population
Adjustable Rate Mortgage	58	71.60%
Fixed Rate	21	25.93%
15-Year Balloon	2	2.47%
Total	81	100%

Lien Position	No. of Loans	% of Population
1st	81	100.00%
Total	81	100%

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Purpose	No. of Loans	% of Population
Cash Out: Debt Consolidation— Proceeds used to pay off existing loans other than loans secured by real estate.	3	3.70%
Cash Out: Other/Multi-purpose/Unknown Purpose	18	22.22%
Limited Cash-Out (GSE Definition)	2	2.47%
First Time Home Purchase, as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years.)	18	22.22%
Other-than-first-time Home Purchase	34	41.98%
Rate/Term Refinance -- Borrower initiated	6	7.41%
Total	81	100%

Property Type	No. of Loans	% of Population
Single Family Detached (non-PUD)	46	56.79%
Condo Low Rise	10	12.35%
PUD Detached	6	7.41%
Townhouse	1	1.23%
One-Family	2	2.47%
Two-Family	14	17.28%
Three-Family	1	1.23%
Four-Family	1	1.23%
Total	81	100%

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LTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	0	0.00%
30.01- 40.00	8	9.88%
40.01- 50.00	11	13.58%
50.01- 60.00	10	12.35%
60.01- 70.00	30	37.04%
70.01- 80.00	20	24.69%
80.01- 90.00	2	2.47%
90.01- 100.00	0	0.00%
Total	81	1

CLTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	0	0.00%
30.01- 40.00	7	8.64%
40.01- 50.00	11	13.58%
50.01- 60.00	11	13.58%
60.01- 70.00	30	37.04%
70.01- 80.00	19	23.46%
80.01- 90.00	3	3.70%
90.01- 100.00	0	0.00%
Total	81	100.00%

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